Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2018 and 2017:

	As of September 30, 2018
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Corporate bonds	$—	$47,531	$—	$47,531
Money market funds	30,883	—	—	30,883
U.S. government treasuries	23,258	—	—	23,258
U.S. agency securities	—	16,033	—	16,033
Asset backed obligations	—	9,177	—	9,177
Supranational and sovereign debt	—	4,434	—	4,434

Total available-for-sale securities	54,141	77,175	—	131,316

Derivative financial instruments, net	—	(27,842)	—	(27,842)

Other liabilities	—	—	(37,954)	(37,954)

Total	$54,141	$49,333	$(37,954)	$65,520

	As of September 30, 2017
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Corporate bonds	$—	$98,385	$—	$98,385
U.S. government treasuries	84,363	—	—	84,363
U.S. agency securities	—	60,646	—	60,646
Money market funds	52,504	—	—	52,504
Asset backed obligations	—	47,074	—	47,074
Commercial paper and certificates of deposit	—	33,448	—	33,448
Supranational and sovereign debt	—	8,777	—	8,777

Total available-for-sale securities	136,867	248,330	—	385,197

Derivative financial instruments, net	—	27,352	—	27,352

Other liabilities	—	—	(21,972)	(21,972)

Total	$136,867	$275,682	$(21,972)	$390,577